INCOME TAX AND SOCIAL CONTRIBUTION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax and social contribution income (expense)
Current	R$ (1,537,966)	R$ (4,240,802)	R$ (2,052,204)
Deferred	(420,773)	(759,355)	1,426,696
Total	R$ (1,958,739)	R$ (5,000,157)	R$ (625,508)